Shareholder Fees	Jul. 25, 2025 USD ($)
CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF | CYBER HORNET S&P 500® And Bitcoin 75/25 Strategy ETF Class
Prospectus [Line Items]
Shareholder Fee, Other	$ 0